Related party transactions - Key management remuneration (Details) R in Thousands	12 Months Ended
	Jun. 30, 2020 ZAR (R) person	Jun. 30, 2019 ZAR (R) person	Jun. 30, 2018 ZAR (R) person
Executive Directors
Disclosure of transactions between related parties
Salary	R 17,935
Retirement funding	1,848
Other benefits	3,161
Total short-term benefits	22,944	R 46,948	R 66,808
Long-term incentive rights vested	2,657
Long-term incentives and share appreciation rights	2,657	25,025	20,515
Share-based payment	10,000
Prescribed Officers
Disclosure of transactions between related parties
Salary	38,272
Retirement funding	6,554
Other benefits	7,316
Total short-term benefits	52,142	67,488	89,007
Long-term incentive rights vested	4,201
Long-term incentives and share appreciation rights	R 4,201	R 68,559	R 44,962
Number of members | person	6	8	8
Share-based payment	R 16,000
Former Joint CEOs and Presidents
Disclosure of transactions between related parties
Salary	29,278
Retirement funding	11,682
Other benefits	51,184
Total short-term benefits	92,144
Long-term incentive rights vested	3,765
Long-term incentives and share appreciation rights	3,765
Share-based payment	14,000
Non-executive Directors
Disclosure of transactions between related parties
Board meeting fees	29,952
Lead Director fees	637
Committee fees	7,959
Ad hoc Special Board Committee Meeting	1,172
Other	23
Total non-executive Director remuneration	R 39,743	R 32,455	R 27,823